Operating Revenue - Summary of Other Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 197,663	$ 340,553	$ 297,247
Frequent Flyer Program [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	46,376	178,841	154,245
Ground Operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	23,592	20,172	21,053
Leases [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	22,610	22,232	28,295
Maintenance [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	58,032	11,639	7,696
Interline [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	2,025	1,900	3,859
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 45,028	$ 105,769	$ 82,099